PARTNERS' CAPITAL - Cash Distributions Paid and Declared (Details) - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Equity [Abstract]
Per-unit annual distributions to unitholders (in dollars per unit)	$ 0.575	$ 0.575